Expense Example - Neuberger Berman Total Return Bond ETF - Neuberger Berman Total Return Bond ETF	Aug. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	$ 119